Consolidated Statements Of Operations - Class of Stock [Domain] - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended
	Jun. 30, 2015	Jan. 31, 2015	Jun. 30, 2015
Operating Expenses
Selling, general and administrative	$ 537,248	$ 407,521	$ 1,385,712
Loss from operations	(537,248)	(407,521)	(1,385,712)
Other income and expense	0	0	0
Loss before income tax provision	(537,248)	(407,521)	(1,385,712)
Income tax provision	0	0	0
Net loss	$ (537,248)	$ (407,521)	$ (1,385,712)
Basic and diluted loss per common share	$ (0.01)	$ (0.50)	$ (0.05)
Weighted average shares outstanding	51,930,000	822,222	29,748,024